Standards Issued But Not Yet Effective (Tables)	12 Months Ended
Feb. 28, 2023
Standards Issued But Not Yet Effective [Abstract]
Schedule of significant impact on the groups consolidated financial statements
Details of amendment	Annual periods beginning on/after
IFRS 17 Insurance Contracts and amendments to IFRS 17 Insurance Contracts	January 1, 2023
Amendments to IAS 8: Definition of Accounting Estimates	January 1, 2023
Amendments to IAS 12 Income Taxes: Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction	January 1, 2023
Amendments to IAS 1 and IFRS Practice Statement 2: Disclosure of Accounting Policies	January 1, 2023
Initial Application of IFRS 17 and IFRS 9 – Comparative information (Amendments to IFRS 17)	January 1, 2023
Amendments to IAS 1: Classification of Liabilities as Current or Non-current	January 1, 2024
Amendments to IFRS 16: Lease Liability in a Sale and Leaseback	January 1, 2024
Amendments to IFRS 1: Non-current Liabilities with Covenants	January 1, 2024
Amendments to IAS 28 and IFRS 10: Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	To be determined